Supplement dated March 31, 2025
to the Prospectus of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2024
Columbia Tax-Exempt Fund	12/1/2024
Columbia Funds Series Trust II
Columbia Minnesota Tax-Exempt Fund	12/1/2024
Columbia Strategic Municipal Income Fund	12/1/2024
Effective immediately, the following changes are hereby made to each Fund's Prospectus.
The portfolio manager information in the “Summary of the Fund” section of the Prospectus for each of the Funds is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Shannon Rinehart, CFA	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Mutual Funds and Institutional	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2025
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	**
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Catherine Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
** Ms. Stienstra has managed Columbia High Yield Municipal Fund, Columbia Minnesota Tax-Exempt Fund, Columbia Strategic Municipal Income Fund, and Columbia Tax-Exempt Fund since 2016, 2007, 2007 and 2018, respectively.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus for each of the Funds is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Shannon Rinehart, CFA	Senior Portfolio Manager and Co-Head of Municipal Bond Investments, Head of Mutual Funds and Institutional	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2025
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	**
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Catherine Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
** Ms. Stienstra has managed Columbia High Yield Municipal Fund, Columbia Minnesota Tax-Exempt Fund, Columbia Strategic Municipal Income Fund, and Columbia Tax-Exempt Fund since 2016, 2007, 2007 and 2018, respectively.
Ms. Rinehart joined the Investment Manager in 2009. Ms. Rinehart began her investment career in 2004 and earned a B.S.B.A. from Drake University and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Bates joined one of the Columbia Management legacy firms or acquired business lines in 2008. He has been a member of the investment community since 2005. He earned a B.S. in accounting from Bentley University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_167_(03/25)